Organization and Principal Activities - Schedule of Major Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
FunVerse Holding Limited [Member]
Major subsidiaries:
Later of date of incorporation or Acquisition	Jan. 07, 2024
Place of Incorporation	BVI
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Yuder Pte. Ltd. [Member]
Major subsidiaries:
Later of date of incorporation or Acquisition	Jan. 07, 2024
Place of Incorporation	Singapore
Percentage of Ownership	100.00%
Principal Activities	Short drama streaming platform
Bona Box FZ LLC [Member]
Major subsidiaries:
Later of date of incorporation or Acquisition	Sep. 24, 2024
Place of Incorporation	Abu Dhabi
Percentage of Ownership	100.00%
Principal Activities	Short drama streaming platform
Saving Digital Pte. Ltd. [Member]
Major subsidiaries:
Later of date of incorporation or Acquisition	Aug. 31, 2022
Place of Incorporation	Singapore
Percentage of Ownership	100.00%
Principal Activities	ETH staking
Marsprotocol Technologies Pte. Ltd. [Member]
Major subsidiaries:
Later of date of incorporation or Acquisition	Mar. 01, 2023
Place of Incorporation	Singapore
Percentage of Ownership	100.00%
Principal Activities	Investment holding
FunVerse Holding Inc [Member]
Major subsidiaries:
Later of date of incorporation or Acquisition	Sep. 24, 2025
Place of Incorporation	Cayman
Percentage of Ownership	100.00%
Principal Activities	Investment holding